Pension and Severance Plans (Expected Future Benefit Payments) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
2017	¥ 34,129
2018	34,595
2019	37,755
2020	39,943
2021	40,867
2022 - 2026	224,026
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
2017	13,316
2018	13,742
2019	14,192
2020	14,988
2021	15,720
2022 - 2026	¥ 89,353